Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Product	$ 95,154	$ 73,233
License and royalty	83,333
Revenue	178,487	73,233	586,176	522,931
Cost of revenue	65,588	90,405	420,877	1,401,904
Gross profit (loss)	112,899	(17,172)	165,299	(878,973)
Operating expenses:
Sales and marketing	342,631	254,553	791,915	3,311,433
Research and development	1,402,080	2,010,864	6,161,548	8,290,550
General and administrative	660,648	1,176,433	2,977,812	6,221,884
Total operating expenses	2,405,359	3,441,850	9,931,275	17,823,867
Operating loss	(2,292,460)	(3,459,022)	(9,765,976)	(18,702,840)
Other income and (expenses):
Interest income	1,195	4,282	7,420	15,218
Interest expense (including excess debt discount of $2,255,074 expensed as interest in the year ended December 31, 2011)	(880,538)	(363,055)	(2,082,558)	(3,336,217)
Gain (loss) on revaluation of derivative liabilities, net	(593,717)	1,076,721	3,759,146	9,271,985
Liquidated damages for late S-1 registration				(532,161)
Miscellaneous income (expense)	(12,278)	(149,546)	(116,147)	166,184
Total other income and (expenses)	(1,485,338)	568,402	1,567,861	5,585,009
Net loss before provision for income taxes	(3,777,798)	(2,890,620)	(8,198,115)	(13,117,831)
Provision for income taxes	3,712	14,075	(21,453)	27,247
Net loss	(3,781,510)	(2,904,695)	(8,176,662)	(13,145,078)
Accretion on Series A and B convertible preference shares of subsidiary associated with premium				15,242
Accretion on Series A-1 Convertible Preferred Stock associated with beneficial conversion feature				(9,250,009)
Series A-1 preferred dividend	(206,684)	(196,665)	(801,534)	(458,208)
Net loss attributable to common stockholders	$ (3,988,194)	$ (3,101,360)	$ (8,978,196)	$ (22,838,053)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.10)	$ (0.07)	$ (0.22)	$ (0.55)
Shares used to compute net loss per share - basic and diluted (in Shares)	41,680,735	41,648,633	41,660,953	41,455,980